UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 13, 2000

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/00
                         RUN DATE: 01/29/01  6:56 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   67

FORM 13F INFORMATION TABLE VALUE TOTAL:   $16,270,182,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ABBOTT LABS                    COM              002824100      289     5965 SH       SOLE                     3175        0     2790
ALBERTSONS INC                 COM              013104104     3223   121620 SH       SOLE                    97120        0    24500
AMERICAN HOME PRODS CORP       COM              026609107     1894    29805 SH       SOLE                    18925        0    10880
AMERICAN INTL GROUP INC        COM              026874107   860835  8733902 SH       SOLE                  6900372        0  1833530
AMGEN INC                      COM              031162100   557320  8716643 SH       SOLE                  6998300        0  1718343
AMPERSAND MED CORP COM         COM              032065104       23    22727 SH       SOLE                    22727        0        0
ANHEUSER BUSCH COS INC         COM              035229103      903    19840 SH       SOLE                    19840        0        0
AUTOMATIC DATA PROCESSING      COM              053015103   706846 11164395 SH       SOLE                  8744307        0  2420089
AVAYA INC COM                  COM              053499109      338    32820 SH       SOLE                     4042        0    28778
BP AMOCO ADS                   COM              055622104      904    18876 SH       SOLE                    17290        0     1586
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      370      157 SH       SOLE                       21        0      136
BRISTOL MYERS SQUIBB CO        COM              110122108   510354  6902506 SH       SOLE                  5501609        0  1400896
CVS CORPORATION                COM              126650100     3388    56519 SH       SOLE                    56519        0        0
CARDINAL HEALTH INC COM        COM              14149Y108   267778  2687864 SH       SOLE                  2229852        0   458012
CISCO SYS INC                  COM              17275R102   376061  9831670 SH       SOLE                  7783028        0  2048642
CITIGROUP INC.                 COM              172967101     1493    29239 SH       SOLE                    24073        0     5166
CITIZENS COMMUNICATIONS CO COM COM              17453B101      133    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   718803 11795748 SH       SOLE                  9366592        0  2429156
COLGATE PALMOLIVE CO           COM              194162103   803593 12449150 SH       SOLE                  9929023        0  2520128
DISNEY WALT PRODUCTIONS        COM              254687106   271585  9385234 SH       SOLE                  7299963        0  2085270
DOLLAR GEN CORP COM            COM              256669102    18549   982704 SH       SOLE                   966204        0    16500
DU PONT E I DE NEMOURS CO      COM              263534109      645    13359 SH       SOLE                    12416        0      943
EMC CORP MASS                  COM              268648102   503579  7572620 SH       SOLE                  5980230        0  1592390
EMERSON ELEC CO                COM              291011104     1425    18085 SH       SOLE                    16835        0     1250
EXXON MOBIL CORPORATION        COM              30231G102     1738    19996 SH       SOLE                    10911        0     9085
FREDDIE MAC                    COM              313400301      392     5690 SH       SOLE                     4370        0     1320
FANNIE MAE                     COM              313586109   690059  7954571 SH       SOLE                  6306277        0  1648293
FIRST UNION CORP               COM              337358105      326    11714 SH       SOLE                     3726        0     7988
FOREST LABS INC                COM              345838106     1518    22850 SH       SOLE                    22280        0      570
GENERAL ELEC CO                COM              369604103   787381 16425162 SH       SOLE                 13045056        0  3380106
GILLETTE CO                    COM              375766102      262     7260 SH       SOLE                     7150        0      110
GLAXO PLC SPONSORED ADR/ORD SH COM              37733W105      253     4520 SH       SOLE                     4495        0       25
HEWLETT PACKARD CO             COM              428236103   271422  8599499 SH       SOLE                  6828160        0  1771339
HOME DEPOT INC                 COM              437076102   538927 11795939 SH       SOLE                  9335266        0  2460674
HONEYWELL INTERNATIONAL, INC.  COM              438516106      220     4645 SH       SOLE                     4231        0      414
INTEL CORP                     COM              458140100   239962  7982120 SH       SOLE                  6323391        0  1658728
INTERNATIONAL BUSINESS MACHINE COM              459200101   302169  3554932 SH       SOLE                  2832953        0   721980
JOHNSON & JOHNSON              COM              478160104     1512    14389 SH       SOLE                    11148        0     3241
LILLY ELI & CO                 COM              532457108     1201    12900 SH       SOLE                    12900        0        0
LUCENT TECHNOLOGIES INC COM    COM              549463107     4760   352574 SH       SOLE                     9880        0   342695
MBNA CORP                      COM              55262L100   353259  9563693 SH       SOLE                  7574478        0  1989215
MCDONALDS CORP                 COM              580135101      321     9455 SH       SOLE                     4580        0     4875
MEDTRONIC INC                  COM              585055106   617180 10222439 SH       SOLE                  8143341        0  2079098
MERCK & CO INC                 COM              589331107   806849  8617882 SH       SOLE                  6848779        0  1769103
MICROSOFT CORP                 COM              594918104   316586  7298810 SH       SOLE                  5790324        0  1508486
MINNESOTA MNG & MFG CO         COM              604059105      381     3160 SH       SOLE                     2550        0      610
MORGAN J.P. & CO INC           COM              616880100      607     3670 SH       SOLE                      300        0     3370
MOTOROLA INC                   COM              620076109     8058   397929 SH       SOLE                   397820        0      109
NOKIA CORP SPONSORED ADR       COM              654902204   200673  4613182 SH       SOLE                  3612450        0  1000732
ORACLE SYS CORP COM            COM              68389X105   256583  8828671 SH       SOLE                  7018342        0  1810329
PEPSICO INC                    COM              713448108      634    12785 SH       SOLE                     9815        0     2970
PFIZER INC                     COM              717081103   841087 18284490 SH       SOLE                 14497778        0  3786711
PROCTER & GAMBLE CO            COM              742718109      359     4575 SH       SOLE                     3575        0     1000
SBC COMMUNICATIONS, INC        COM              78387G103     1486    31125 SH       SOLE                    31125        0        0
SCHERING PLOUGH CORP           COM              806605101   551405  9716386 SH       SOLE                  7727984        0  1988402
SOLECTRON CORP COM             COM              834182107     2860    84364 SH       SOLE                    83564        0      800
STATE STR CORP                 COM              857477103   568689  4578446 SH       SOLE                  3643919        0   934527
SUN MICROSYSTEM INC            COM              866810104   243708  8742882 SH       SOLE                  6991735        0  1751147
TEXAS INSTRUMENTS INC          COM              882508104   585838 12365973 SH       SOLE                  9923078        0  2442894
TYCO INTL LTD NEW COM          COM              902124106   591072 10649952 SH       SOLE                  8553901        0  2096051
UNITED TECHNOLOGIES CORP       COM              913017109      357     4540 SH       SOLE                     4540        0        0
VERIZON COMMUNICATIONS         COM              92343V104     1182    23578 SH       SOLE                    23578        0        0
WAL MART STORES INC            COM              931142103   370867  6981023 SH       SOLE                  5461766        0  1519257
WALGREEN COMPANY               COM              931422109   708110 16935374 SH       SOLE                 13475401        0  3459974
WELLS FARGO NEW                COM              949746101   784525 14087998 SH       SOLE                 11244662        0  2843336
WILLIAMS COS INC COM           COM              969457100      300     7520 SH       SOLE                     1620        0     5900
WORLDCOM INC                   COM              98157D106     4773   339431 SH       SOLE                     9998        0   329434